employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee benefits expense - gross
Wages and salaries	$ 5,733	$ 5,581
Share-based compensation	176	195
Pensions - defined benefit	60	73
Pensions - defined contribution	127	122
Restructuring costs	249	305
Employee health and other benefits	271	287
Total	6,616	6,563
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(138)	(98)
Amortized contract acquisition costs	111	94
Capitalized contract fulfilment costs	(28)	(32)
Amortized contract fulfilment costs	10	6
Property, plant and equipment	(313)	(323)
Intangible assets subject to amortization	(380)	(303)
Total	(738)	(656)
Net	5,878	5,907
TELUS technology solutions
Capitalized internal labour costs, net
Net	2,220	2,626
Restructuring costs | TELUS technology solutions
Employee benefits expense - gross
Share-based compensation	$ 0	$ 4